Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Interest income on financial investments and cash equivalents	$ 11,853	$ 11,622	$ 16,913
Interest on tax credits	357	1,012	980
Monetary adjustments on assets	5,610	5,946	2,565
Other financial income	6,208	7,213	4,560
Total Financial income	24,028	25,793	25,018
Financial expenses
Interest on loans and financings	(130,268)	(110,734)	(104,689)
Interest accrual on asset retirement and environmental obligations	(27,734)	(26,969)	(23,662)
Interest on lease liabilities - note 23 (b)	(13,517)	(6,134)	(1,626)
Interest on factoring operations and confirming payables	(16,391)	(16,624)	(4,791)
Interest on other liabilities	(15,014)	(9,215)	(11,472)
Bonds repurchase - note 24 (b)	(7,069)		(3,277)
Interest on contractual obligations	(6,424)	(5,329)	(5,801)
Interest on VAT matters – note 9 (iv)	(1,203)	(16,033)
Other financial expenses	(26,075)	(18,853)	(14,460)
Total Financial expenses	(243,695)	(209,891)	(169,778)
Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(3,627)	(525)	(1,472)
Debt modification gain - note 24 (c)	3,142
Changes in fair value of derivative financial instruments – note 10 (c)	1,371	(606)	(83)
Net foreign exchange (loss) or gains (i)	(150,679)	18,171	11,504
Total Other financial items, net	(149,793)	17,040	9,949
Net financial results	$ (369,460)	$ (167,058)	$ (134,811)